Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, Pre-Funded Warrants and Common Stock Underlying Pre-Funded Warrants
Amount Registered | shares	1,544,402
Proposed Maximum Offering Price per Unit	2.59
Maximum Aggregate Offering Price	$ 4,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552.40
Offering Note	Represents up to 1,544,402 shares of common stock, pre-funded warrants to purchase up to 1,544,402 shares of common stock, and up to 1,544,402 shares of common stock issuable upon the exercise of the pre-funded warrants registered hereby. For each pre-funded warrant sold, the number of shares of common stock offered will be decreased on a one-for-one basis. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act based on a maximum aggregate offering price of $4,000,000.